Putnam Convertible Securities Fund
The fund's portfolio
1/31/23 (Unaudited)

CONVERTIBLE BONDS AND NOTES (79.2%)(a)
	Principal amount	Value
Aerospace and defense (0.8%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$4,420,000	$4,747,080

		4,747,080
Airlines (2.3%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	3,560,000	2,814,180
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	9,868,000	11,831,732

		14,645,912
Automotive (1.5%)
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	9,550,000	9,693,250

		9,693,250
Biotechnology (6.1%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	4,323,000	4,609,615
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	9,270,000	8,273,475
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	2,825,000	1,883,993
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	5,380,000	5,037,025
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	1,492,000	1,657,053
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	4,435,000	4,415,043
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	2,955,375
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	4,010,000	4,216,515
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24	1,065,000	1,930,313
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	3,998,000	4,543,727

		39,522,134
Broadcasting (1.0%)
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	6,495,000	6,780,780

		6,780,780
Cable television (2.2%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	4,477,000	2,929,266
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	2,908,395
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	3,306,000	4,322,595
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	4,183,000	3,865,092

		14,025,348
Commercial and consumer services (4.8%)
Block, Inc. cv. sr. unsec. notes 0.125%, 3/1/25	3,395,000	3,445,925
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	7,316,000	5,861,945
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	7,215,000	10,272,717
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	7,135,000	5,686,595
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	5,663,000	6,045,253

		31,312,435
Computers (11.7%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	4,472,000	3,317,665
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	7,736,000	7,658,640
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	7,489,000	6,253,315
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	3,322,000	4,453,141
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	7,231,000	6,010,769
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	1,995,000	1,547,322
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	5,285,000	5,810,329
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	4,045,000	4,429,275
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	5,271,000	4,045,493
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25	5,289,000	4,918,770
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	6,030,000	5,472,225
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	2,830,000	3,466,750
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	6,991,000	6,112,756
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	9,535,000	8,205,821
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	3,710,000	4,053,175

		75,755,446
Consumer cyclicals (0.7%)
Patrick Industries, Inc. cv. company guaranty sr. unsec. notes 1.75%, 12/1/28	5,120,000	4,608,000

		4,608,000
Consumer finance (0.7%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	6,314,210	4,729,343

		4,729,343
Consumer goods (0.7%)
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	5,638,000	4,612,589

		4,612,589
Consumer services (7.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	10,637,000	9,131,865
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	9,935,000	8,935,539
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	4,733,000	3,981,873
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26	6,033,000	5,784,139
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	8,506,000	7,474,616
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	5,275,000	4,147,733
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	5,175,000	3,997,688
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	4,317,000	4,422,767

		47,876,220
Electronics (2.5%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	3,915,000	5,358,852
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	3,564,000	5,344,218
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	5,925,000	5,753,898

		16,456,968
Energy (other) (1.7%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	4,890,000	5,258,149
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	4,494,000	6,033,195

		11,291,344
Entertainment (5.6%)
IMAX Corp. cv. sr. unsec. unsub. notes 0.50%, 4/1/26 (Canada)	6,951,000	6,273,278
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	7,012,000	7,520,370
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	3,109,000	3,556,696
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	7,780,000	6,126,750
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	3,270,000	4,991,655
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	8,100,000	7,664,625

		36,133,374
Gaming and lottery (0.7%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	6,192,000	4,210,560

		4,210,560
Health care services (1.5%)
Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.00%, 10/15/26	5,752,000	4,180,985
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	6,535,000	5,240,417

		9,421,402
Machinery (0.8%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	3,771,000	4,919,270

		4,919,270
Manufacturing (0.9%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	6,442,000	5,936,303

		5,936,303
Medical technology (2.7%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/23 (China) (In default)(NON)(F)	3,213,000	—
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/23 (China) (In default)(NON)(F)	3,544,000	—
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	4,098,000	3,899,247
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	3,954,000	5,458,497
Lantheus Holdings, Inc. 144A cv. company guaranty sr. unsec. unsub. notes 2.625%, 12/15/27	6,120,000	6,529,428
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24	790,000	1,337,075

		17,224,247
Oil and gas (3.3%)
EQT Corp. cv. sr. unsec. notes 1.75%, 5/1/26	2,380,000	5,339,530
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	5,610,000	6,364,545
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	4,060,000	9,551,150

		21,255,225
Pharmaceuticals (3.4%)
Ascendis Pharma A/S 144A cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	3,349,000	3,482,960
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	10,670,000	11,235,510
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)	3,845,000	4,513,069
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	3,115,000	2,846,331

		22,077,870
Power producers (0.7%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	4,750,000	4,852,125

		4,852,125
Restaurants (1.7%)
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	6,341,000	5,512,707
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	6,965,000	5,178,900

		10,691,607
Retail (1.2%)
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	3,289,000	4,074,249
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	2,595,000	3,717,338

		7,791,587
Schools (0.7%)
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	5,978,000	4,696,317

		4,696,317
Software (4.9%)
Bill.com Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/25	3,130,000	3,283,370
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	3,905,000	3,131,810
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	3,961,000	3,594,608
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	5,451,000	4,602,824
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	2,232,000	3,085,740
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	11,591,000	9,829,168
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	5,865,000	4,521,915

		32,049,435
Technology services (6.2%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	9,765,000	16,004,835
Perficient, Inc. cv. sr. unsec. notes 0.125%, 11/15/26	5,183,000	4,195,120
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	9,431,000	6,960,078
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	5,115,000	4,265,910
TechTarget, Inc. cv. sr. unsec. unsub. notes zero %, 12/15/26	4,722,000	3,749,268
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	5,215,000	4,951,643

		40,126,854
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)	5,121,000	512

		512
Utilities and power (0.8%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	5,015,000	5,130,345

		5,130,345

Total convertible bonds and notes (cost $546,950,300)		$512,573,882

CONVERTIBLE PREFERRED STOCKS (15.8%)(a)
	Shares	Value
Banking (2.0%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	11,045	$13,684,755

		13,684,755
Commercial and consumer services (0.8%)
Sabre Corp. $6.50 cv. pfd.(NON)	59,635	5,470,319

		5,470,319
Electric utilities (5.2%)
AES Corp. (The) $6.875 cv. pfd.	79,100	7,891,016
American Electric Power Co., Inc. $3.06 cv. pfd.(S)	63,335	3,252,886
NextEra Energy, Inc. $3.46 cv. pfd.(S)	322,040	15,441,818
PG&E Corp. $5.50 cv. pfd.	50,645	7,135,881

		33,721,601
Financial (1.0%)
KKR & Co., Inc. $3.00 cv. pfd.	92,128	6,204,821

		6,204,821
Machinery (0.6%)
Chart Industries, Inc. $3.38(NON)	65,375	3,712,646

		3,712,646
Medical technology (2.8%)
Boston Scientific Corp. $5.50 cv. pfd.	75,518	8,612,828
Danaher Corp. 5.00% cv. pfd.(S)	6,970	9,336,315

		17,949,143
Metals (0.7%)
RBC Bearings, Inc. $5.00 cv. pfd.	38,363	4,488,855

		4,488,855
Pharmaceuticals (0.7%)
Becton Dickinson and Co. $3.00 cv. pfd.	85,155	4,275,633

		4,275,633
Telecommunications (1.4%)
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	7,330	8,841,006

		8,841,006
Trucks and parts (0.6%)
Aptiv PLC $5.50 cv. pfd.	31,740	3,989,401

		3,989,401

Total convertible preferred stocks (cost $99,015,290)		$102,338,180

COMMON STOCKS (1.2%)(a)
	Shares	Value
Advanced Micro Devices, Inc.(NON)	22,255	$1,672,463
Bank of America Corp.	66,460	2,358,001
GT Advanced Technologies, Inc.(F)	552	—
NVIDIA Corp.	10,490	2,049,431
Penn Entertainment, Inc.(NON)(S)	46,525	1,649,300

Total common stocks (cost $7,692,056)		$7,729,195

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	$1,895,000	$1,701,663

Total corporate bonds and notes (cost $1,743,058)		$1,701,663

SHORT-TERM INVESTMENTS (4.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.60%(AFF)	13,291,132	$13,291,132
Putnam Short Term Investment Fund Class P 4.58%(AFF)	17,258,484	17,258,484

Total short-term investments (cost $30,549,616)		$30,549,616
TOTAL INVESTMENTS

Total investments (cost $685,950,320)		$654,892,536

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $647,490,604.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund , the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$10,129,089	$56,978,424	$53,816,381	$93,844	$13,291,132
	Putnam Short Term Investment Fund**	32,417,322	44,271,425	59,430,263	266,058	17,258,484

	Total Short-term investments	$42,546,411	$101,249,849	$113,246,644	$359,902	$30,549,616
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $13,291,132 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,048,348.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$1,649,300	$—	$—
Financials	2,358,001	—	—
Technology	3,721,894	—	—

Total common stocks	7,729,195	—	—
Convertible bonds and notes	—	512,573,370	512
Convertible preferred stocks	15,441,818	86,896,362	—
Corporate bonds and notes	—	1,701,663	—
Short-term investments	—	30,549,616	—

Totals by level	$23,171,013	$631,721,011	$512
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com